Other income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	[1]	$ (36)		$ (290)	[2],[3]	$ 32
Net gains / (losses) from disposals of investments in associates		4		46	[4]	0
Share of net profits of associates and joint ventures		46	[5]	529	[5],[6]	76
Impairments related to associates		(1)		0		(7)
Total		13		284		101
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income		31		0		195
Impairment of financial assets measured at fair value through other comprehensive income		0		0		(15)
Net gains / (losses) from disposals of financial assets measured at amortized cost		0		0		14
Income from properties	[7]	27		24		24
Net gains / (losses) from properties held for sale		(19)		40		0
Other		160		80		204
Total other income		212		428		524
Net gains / (losses) from remeasurements of acquisitions and disposals of subsidiaries				(270)
Net gains / (losses) from disposals of subsidiaries				25
Net gains / (losses) on sale of real estate				31
Share of profit (loss) of associates related to valuation gains				460
UBS AG
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	[8]	(36)		(292)	[2],[3]	32
Net gains / (losses) from disposals of investments in associates		4		46	[4]	0
Share of net profits of associates and joint ventures		46	[5]	529	[5],[6]	76
Impairments related to associates		(1)		0		(7)
Total		13		283		101
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income		31		0		195
Impairment of financial assets measured at fair value through other comprehensive income		0		0		(15)
Net gains / (losses) from disposals of financial assets measured at amortized cost		0		0		14
Income from properties	[7]	27		24		24
Net gains / (losses) from properties held for sale		(19)		40		0
Income from shared services provided to UBS Group AG or its subsidiaries		464		478		395
Other		161		80		251
Total other income	[9]	$ 677		905		$ 965
Net gains / (losses) from remeasurements of acquisitions and disposals of subsidiaries				(270)
Net gains / (losses) from disposals of subsidiaries				25
Net gains / (losses) on sale of real estate				31
Share of profit (loss) of associates related to valuation gains				$ 460

[1]	Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations
[2]	Includes a USD 25 million gain on sale of subsidiaries and a USD 31 million pre-tax gain on sale of real estate related to the Widder Hotel. Refer to Note 32 for more information.
[3]	Includes a remeasurement loss of USD 270 million related to UBS Securities China. Refer to Note 32 for more information.
[4]	Reflects a net foreign currency translation gain related to UBS Securities China. Refer to Note 32 for more information.
[5]
For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures. For 2018, consists of USD 511 million from associates, of which USD 460 million reflected a valuation gain on the equity ownership in SIX related to the sale of SIX Payment Services to Worldline, and USD 18 million from joint ventures.

[6]	Includes a USD 460 million valuation gain on our equity ownership in SIX related to the sale of SIX Payment Services to Worldline.
[7]	Includes rent received from third parties.
[8]	Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations
[9]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.